Deferred tax - Tax losses (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Unused tax losses
Deferred tax assets	£ 1,740	£ 1,803
Total losses carried forward
Unused tax losses
Deferred tax assets	939	1,050
Total losses carried forward | UK
Unused tax losses
Deferred tax assets	680	801
Total losses carried forward | UK | The Royal Bank of Scotland plc
Unused tax losses
Deferred tax assets	125	182
Total losses carried forward | UK | National Westminster Bank Plc
Unused tax losses
Deferred tax assets	541	605
Total losses carried forward | UK | Ulster Bank
Unused tax losses
Deferred tax assets	14	14
Total losses carried forward | Ireland | Ulster Bank
Unused tax losses
Deferred tax assets	£ 259	£ 249